---------------------------------------- ----------------------------------
     COLONIAL MUNICIPAL INCOME TRUST              ANNUAL REPORT
---------------------------------------- ----------------------------------

     NOVEMBER 30, 1999

President's Message

Dear Shareholder:

The U.S. bond market continued to show negative returns during the past year, as interest rates across the board rose steadily throughout the 12-month period. The rise in bond yields over the past year has come primarily in response to continued economic strength in the U.S. and a dramatic recovery in the economies of Southeast Asia and Japan. This growth has caused concern among bond investors that inflation could potentially begin to increase if the economy becomes "overheated."

In the bond market, rising interest rates can hurt performance because as rates rise, prices fall. During the period, the Fund's performance was affected not only by the general decline in the bond market, but also by unforeseen disappointments with certain holdings and strategies we undertook to help the Fund improve its returns over the long-term. The holdings that experienced difficulties have been sold, and we believe the Fund is positioned for the economic environment we are forecasting in the coming year.

In the pages that follow, the Fund's portfolio manager will provide more specific information about its performance and the strategies employed during the fiscal year. As always, thank you for choosing Liberty Funds, and for giving us the opportunity to serve your investment needs.

Sincerely,


/s/ Stephen E. Gibson


Stephen E. Gibson
January 12, 2000


---------- -------------------
 Not FDIC    May Lose Value
 Insured    No Bank Guarantee
---------- -------------------


Because market and economic conditions change, there can be no assurance that the trends described in this report will continue or come to pass.

---------------------------------------------------------------------------
     HIGHLIGHTS
---------------------------------------------------------------------------

     - MUNICIPALS OUTPERFORMED TREASURY BONDS DURING THE PERIOD
       Municipal bonds were slightly undervalued at the start of the period, and they gained value, relative to Treasury bonds, during the year. The yield on the 30-year AAA-rated general obligation (GO) bond - a benchmark of municipal bond market performance - rose from 4.82% on November 30, 1998 to 5.73% on November 30, 1999.

     - RISING RATES MADE FOR A CHALLENGING YEAR IN THE BOND MARKET
       During the 12-month period, short-, intermediate- and long-term interest rates rose dramatically. These increases significantly affected bond performance in every sector because bond prices move in the opposite direction of yields. Municipal bonds were no exception, although their declines were mitigated somewhat by a reduction in supply.

     - PORTFOLIO MANAGER'S COMMENTARY
       The declines in the Fund and the Lehman Brothers Municipal Bond Index reflect the difficult market conditions of the past year. During the period, the Fund had a total return of negative 8.11%, based on net asset value. The Fund experienced difficulties due to a few poor performing holdings, some of which have been sold. In addition, the Fund issued preferred shares during the period. By increasing the Fund's duration, preferred shares can increase the Fund's sensitivity to changes in interest rates and, by paying a short-term variable rate to other investors, can increase the potential for volatility in the dividend rate. However, we employ certain hedging techniques that are designed to reduce these risks.

                                                         - Maureen Newman



       TOTAL RETURN FOR THE LEHMAN BROTHERS
       MUNICIPAL BOND INDEX - 11/30/98 TO 11/30/99

                                    [GRAPH]


      Month Ended             Index
      -----------            ------

       11/30/98              10,000
       12/31/98              10,025
        1/31/99              10,144
        2/28/99              10,100
        3/31/99              10,114
        4/30/99              10,139
        5/31/99              10,080
        6/30/99               9,935
        7/31/99               9,971
        8/31/99               9,891
        9/30/99               9,895
       10/31/99               9,788
       11/30/99               9,892


The Lehman Brothers Municipal Bond Index is a broad-based, unmanaged index that tracks the performance of the municipal bond market. Unlike mutual funds, indexes are not investments and do not incur fees or expenses. It is not possible to invest directly in an index.


12-MONTH TOTAL RETURN, ASSUMING REINVESTMENT OF ALL DISTRIBUTIONS:

NAV                        (8.11)%
----------------------    ------
Market price              (24.33)%
----------------------    ------

12-MONTH DISTRIBUTIONS DECLARED PER COMMON SHARE: $0.458(1)


PRICE PER SHARE AS OF 11/30/1999:

NAV                        $6.51
----------------------    ------
Market price               $5.75
----------------------    ------

(1) A portion of the Trust's income may be subject to the alternative minimum tax. The Trust may at times purchase tax-exempt securities at a discount. Some or all of this discount may be included in the Trust's ordinary income, and is taxable when distributed.


TOP FIVE INDUSTRY SECTORS

Nursing Homes                 12.5%
-------------------------     -----
Hospitals                     10.9%
-------------------------     -----
Refunded                       8.5%
-------------------------     -----
Water & Sewer                  8.2%
-------------------------     -----
Multi-Family Housing           5.9%
-------------------------     -----

QUALITY BREAKDOWN AS OF 11/30/1999

AAA                      23.7%
-----------------------  -----
AA                        8.0%
-----------------------  -----
A                         5.0%
-----------------------  -----
BBB                      18.8%
-----------------------  -----
BB                        2.2%
-----------------------  -----
B                         0.3%
-----------------------  -----
CC                        0.4%
-----------------------  -----
Non-rated                40.6%
-----------------------  -----
Cash equivalents          1.0%
-----------------------  -----

Quality and sector breakdowns are calculated as a percentage of total investments, including short-term obligations. Ratings shown in the Quality Breakdown represent the highest rating assigned to a particular bond by one of the following respected rating agencies: Standard & Poor's Corp., Moody's Investors Service, Inc. or Fitch Investors Service.

Because the Trust is actively managed, there can be no guarantee that the Trust will continue to maintain this quality breakdown or invest in these sectors in the future. Industry sectors in the following financial statements are based upon the standard industrial classifications (SIC) published by the U.S. Office of Management and Budget. The sector classifications used on this page are based upon Colonial's defined criteria as used in the investment process.

---------------------------------------------------------------------------
     INVESTMENT PORTFOLIO
---------------------------------------------------------------------------

November 30, 1999
(In thousands)

MUNICIPAL BONDS (97.5%)                                 PAR             VALUE
------------------------------------------------------------------------------
EDUCATION (4.8%)
EDUCATION
CA Statewide Communities
  Development Authority,
  Crossroads School for Arts & Sciences,
  Series 1998,
    6.000% 8/1/28 (a)                                $ 1,180          $  1,104
MA Industrial Finance Agency,
  St. John's High School,
  Series 1998,
    5.350% 6/1/28                                        300               255
MI Southfield Economic
  Development Corp.,
  Lawrence University,
  Series 1998-A,
    5.400% 2/1/18                                      1,000               885
MN Victoria,
  Holy Family Catholic High School,
  Series 1999-A,
    5.875% 9/1/29                                      1,000               914
VT Educational & Health Buildings
  Finance Agency:
  Norwich University,
  Series 1998,
    5.500% 7/1/21                                      1,000               906
  Middlebury College,
  Series 1999,
    5.000% 11/1/38                                     5,180             4,303
WA Higher Education Facilities
  Authority, Puget Sound University,
  Series 1998,
    5.375% 10/1/30 (b)                                 5,000             4,505
                                                                      --------
                                                                        12,872
                                                                      --------
------------------------------------------------------------------------------
HEALTHCARE (28.1%)
CONGREGATE CARE RETIREMENT (3.9%)
KS Manhattan,
  Meadowlark Hills Retirement Home,
  Series 1999-A:
    6.375% 5/15/20                                       500               466
    6.500% 5/15/28                                     1,750             1,628
KY Economic Development
  Finance Authority,
  Christian Church Homes
  of Kentucky, Inc.,
  Series 1998,
    5.500% 11/15/30                                      500               415
MA Boston Industrial
  Development Financing Authority,
  Springhouse, Inc.,
  Series 1988,
    5.875% 7/1/20                                        500               434
MA Development Finance Agency,
  Series 1999-A,
    5.625% 7/1/15                                        250               223
MI Strategic Fund,
  Holland Home,
  Series 1998,
    5.750% 11/15/18                                    1,250             1,084
MN Columbia Heights,
  Crest View Corp.,
  Series 1998,
    6.000% 3/1/33                                        745               665
NH Higher Educational
  & Health Facilities Authority,
  Rivermead at Peterborough,
  Series 1998,
    5.750% 7/1/28                                        500               430
PA Chartiers Valley Industrial
  & Commercial Development Authority,
  Asbury Health Center,
  Series 1999,
    6.375% 12/1/24                                     1,000               913
PA Philadelphia Authority for
  Industrial Development,
  Baptist Home of Philadelphia,
  Series 1998-A:
    5.500% 11/15/18                                      360               315
    5.600% 11/15/28                                      570               486
TN Metropolitan Government,
  Nashville and Davidson County,
  Blakeford at Green Hills,
  Series 1998,
    5.650% 7/1/24                                        575               492
TX Abilene Health Facilities
  Development Corp.,
  Sears Methodist Retirement
  Obligation Group:
  Series 1998-A,
    5.900% 11/15/25                                      750               662
  Series 1999,
    5.875% 11/15/18                                      500               450
WI Health & Educational
  Facilities Authority:
  Attic Angel Obligated Group,
    5.750% 11/15/27                                      875               758
  Clement Manor, Series 1998,
    5.750% 8/15/24                                       450               395
  United Lutheran Program for Aging, Inc.,
    5.700% 3/1/28                                        750               660
                                                                      --------
                                                                        10,476
                                                                      --------

See notes to financial statements.

---------------------------------------------------------------------------
     INVESTMENT PORTFOLIO (CONTINUED)
---------------------------------------------------------------------------

MUNICIPAL BONDS (CONTINUED)                            PAR              VALUE
------------------------------------------------------------------------------
HEALTH SERVICES (0.0%)
IL Health Facilities Authority,
  Midwest Physician Group, Ltd.,
  Series 1998,
    5.500% 11/15/19                                  $    90          $     76
MA Development Finance Agency,
  Boston Biomedical Research Institute,
  Series 1999,
    5.650% 2/1/19                                        120               106
                                                                      --------
                                                                           182
                                                                      --------

HOSPITALS (10.8%)
AL Alabama Special Care
  Facilities Authority,
  Montgomery Healthcare,
  Series 1989,
    11.000% 10/1/19 (c)                                2,250             1,237
AR Conway Health Facilities Board,
  Conway Regional Medical Center:
  Series 1999-A,
    6.400% 8/1/29                                        350               346
  Series 1999-B,
    6.400% 8/1/29                                        850               821
CA Health Facilities
  Financing Authority,
  Cedars-Sinai Medical Center,
  Series 1999-A,
    6.125% 12/1/30                                     2,500             2,447
CO Health Care
  Facilities Authority,
  National Jewish Medical
  & Research Center,
  Series 1998:
    5.375% 1/1/16                                      1,500             1,303
    5.375% 1/1/23                                        840               701
GA Forsyth County Hospital Authority,
  Georgia Baptist Healthcare System,
  Series 1998,
    6.000% 10/1/08                                     1,000               939
IL Health Facilities Authority,
  Thorek Hospital & Medical Center,
    5.375% 8/15/28                                       500               410
IL Southwestern Development Authority,
  Anderson Hospital,
  Series 1999:
    5.375% 8/15/15                                       500               432
    5.500% 8/15/20                                       550               471
IN Health Facilities
  Financing Authority,
  Riverview Hospital Project,
  Series 1999,
    5.500% 8/1/24                                        275               234
LA Public Facilities Authority,
  Touro Infirmary:
  Series 1999-A,
    5.500% 8/15/19                                       500               439
  Series 1999,
    5.625% 8/15/29                                     2,000             1,718
MA Health & Educational
  Facilities Authority,
  Milford-Whitinsville Regional Hospital,
  Series C,
    5.250% 7/15/18                                       500               419
MI Dickinson County Healthcare System,
  Series 1999,
    5.700% 11/1/18                                       585               517
MI Flint Hospital Building Authority,
  Hurley Medical Center,
  Series 1998-A,
    5.375% 7/1/20                                        625               530
MI Hospital Finance Authority,
  Detroit Medical Center,
  Series 1998-A,
    5.250% 8/15/28                                       600               462
MN St. Paul Housing
  & Redevelopment Authority,
  Healtheast Project,
  Series A,
    5.700% 11/1/15                                     2,000             1,730
MN Washington County Housing
  & Redevelopment Authority,
  Healtheast, Inc.,
  Series 1998,
    5.250% 11/15/12                                    1,250             1,058
MS Business Finance Corp.,
  Medical Foundation, Inc.,
  Series 1998,
    5.625% 7/1/23                                      1,150               983
NH Higher Educational & Health
  Facilities Authority,
  Littleton Hospital Association, Inc.,
  Series 1998-A:
    5.900% 5/1/18                                        500               446
    5.900% 5/1/28                                        675               580
    6.000% 5/1/28                                        625               545
NM Hospital Equipment
  Loan Council,
  Memorial Medical Center, Inc. Project,
  Series 1998,
    5.500% 6/1/28                                      1,000               844

See notes to financial statements.

---------------------------------------------------------------------------
     INVESTMENT PORTFOLIO (CONTINUED)
---------------------------------------------------------------------------

November 30, 1999
(In thousands)


MUNICIPAL BONDS (CONTINUED)                            PAR              VALUE
--------------------------------------------------------------------------------
HOSPITALS (CONTINUED)
OH Belmont County,
  East Ohio Regional Hospital,
  Series 1998,
    5.700% 1/1/13                                    $ 1,500          $  1,327
OH Franklin County,
  Doctors OhioHealth Corp.,
  Series 1998-A,
    5.600% 12/1/28                                     1,600             1,340
OH Highland County Joint Township
  Hospital District,
  Series 1999,
    6.750% 12/1/29                                       750               710
OH Miami County,
  Upper Valley Medical Center, Inc.,
  Series 1996-A,
    6.250% 5/15/16                                       665               633
OH Sandusky County,
  Memorial Hospital,
  Series 1998,
    5.150% 1/1/08                                        270               261
OR Clackamas County Hospital
  Facilities Authority,
  Willamette Falls Hospital,
  Series 1999,
    6.000% 4/1/19                                      1,000               936
PA Allegheny County Hospital
  Development,
  Ohio Valley General Hospital,
  Series 1998-A,
    5.450% 1/1/28                                      1,050               887
PA Pottsville Hospital Authority,
  Pottsville Hospital & Warner Clinic,
  Series 1998,
    5.625% 7/1/24                                        755               643
TX Lufkin Health Facilities
  Development Corp.,
  Memorial Health Systems of East Texas,
  Series 1998,
    5.700% 2/15/28                                       750               646
TX Richardson Hospital Authority,
  Baylor Richardson Medical Center,
  Series 1998,
    5.625% 12/1/28                                       600               507
VT Educational & Health Buildings
  Authority:
  Brattleboro Memorial Hospital,
    5.375% 3/1/28                                        500               415
  Springfield Hospital, Series A,
    7.750% 1/1/13                                      1,040             1,127
                                                                      --------
                                                                        29,044
                                                                      --------

INTERMEDIATE CARE FACILITIES (1.1%)
IN Health Facilities Financing
  Authority, Hoosier Care, Inc.,
  Series 1999-A,
    7.125% 6/1/34                                      1,100             1,027
PA Economic Development
  Financing Authority,
  Northwestern Human Services, Inc.,
  Series 1998-A,
    5.250% 6/1/14                                      2,150             1,914
                                                                      --------
                                                                         2,941
                                                                      --------

NURSING HOMES (12.3%)
AK Juneau,
  St. Ann's Care Center,
  Series 1999,
    6.875% 12/1/25                                     1,000               940
CO Health Facilities Authority:
  American Housing Foundation, Inc.,
  Series 1990-A,
    10.250% 12/1/20 (c)                                1,500             1,200
  Volunteers of America Care Facilities, Inc.:
  Series 1998-A:
    5.450% 7/1/08                                        250               236
    5.750% 7/1/20                                        700               616
  Series 1999-A,
    6.000% 7/1/29                                        350               311

DE Economic Development Authority,
  Georgetown Health Center,
    12.000% 4/1/25                                     2,190             2,332
DE Sussex County, Healthcare Facility,
  Delaware Health Corp.
  Series 1994-A,
    7.600% 1/1/24                                      1,000             1,009
IA Finance Authority,
  Care Initiatives Project:
  Series 1996,
    9.250% 7/1/25                                      1,000             1,249
  Series 1998-B:
    5.750% 7/1/18                                        550               499
    5.750% 7/1/28                                      1,475             1,302
IN Gary Industrial Economic
  Development,
  West Side Health Care Center,
  Series 1987-A,
    11.500% 10/1/17                                    2,395             2,444
IN Michigan City Health Facilities,
  Metro Health Foundation, Inc. Project,
    10.000% 11/1/22 (c)                                4,500             3,600

See notes to financial statements.

---------------------------------------------------------------------------
     INVESTMENT PORTFOLIO (CONTINUED)
---------------------------------------------------------------------------

MUNICIPAL BONDS (CONTINUED)                            PAR              VALUE
------------------------------------------------------------------------------
NURSING HOMES (CONTINUED)
IN Health Facilities Financing
  Authority,
  Metro Health Indiana, Inc.,
  Series 1998,
    6.400% 12/1/33                                   $ 1,000          $    887
KY Jefferson County First Mortgage,
  AHF Kentucky-Iowa, Inc. Project,
  Series 1990,
    10.250% 1/1/20                                       945               960
KY Lexington-Fayette Urban County
  Government, First Mortgage,
  AHF Kentucky-Iowa, Inc. Project,
  Series 1990,
    10.250% 1/1/20                                       950               965
MA Development Finance Agency,
  Alliance Health Care Facilities,
  Series 1999,
    7.100% 7/1/32                                      1,250             1,202
MA Industrial Finance Agency:
  American Health Foundation, Inc.,
  Series 1989,
    10.125% 3/1/19 (c)                                   463               328
  GF/Massachusetts, Inc.,
  Series 1994,
    8.300% 7/1/23                                        970             1,042
MI Cheboygan County Economic
  Development Corp., Metro Health
  Foundation Project,
  Series 1993,
    10.000% 11/1/22 (c)                                2,440             1,952
MN Duluth Economic Development
  Authority,
  BSM Properties, Inc.,
  Series 1998-A,
    5.875% 12/1/28                                       250               218
MN Minneapolis,
  Walker Methodist Senior Services Group,
  Series 1998-A,
    6.000% 11/15/28                                    1,000               859
MN New Hope,
  North Ridge Care Center, Inc.,
  Series 1999,
    5.875% 3/1/29                                        500               434
MN Sartell,
  Foundation for Healthcare,
  Series 1999-A,
    6.625% 9/1/29                                      2,500             2,294
NJ Economic Development Authority,
  Geriatric and Medical Service, Inc.,
  Series A,
    10.500% 5/1/04                                       570               575

OH Montgomery County,
  Grafton Oaks Limited Partners,
  Series 1986,
    9.750% 12/1/16                                     1,480             1,406
OK Muskogee County Economic
  Development Authority Health
  Facilities, Heartway Corp. Project:
  Series A,
    9.500% 3/1/19                                      1,545             1,390
  Series B,
    10.000% 3/1/19 (c)                                   250                (d)
TN New Tazewell Health Education and
  Housing Facilities Board,
  New Tazewell Series 1987,
    10.000% 6/1/17                                     1,560             1,583
TX Kirbyville Health Facilities
  Development Corp.,
  Heartway III Project:
  Series 1997-A,
    10.000% 3/20/18                                      581               543
  Series 1997-B,
    (e) 3/20/04                                          100                58
WA Kitsap County Housing Authority,
  Martha & Mary Nursing Home,
    7.100% 2/20/36                                       643               708
                                                                      --------
                                                                        33,142
                                                                      --------
------------------------------------------------------------------------------

HOUSING (9.7%)
ASSISTED LIVING/SENIOR (3.6%)
DE Kent County,
  Heritage at Dover,
  Series 1999,
    7.625% 1/1/30                                      1,250             1,242
GA Columbus Housing Authority,
  The Gardens at Calvary,
  Series 1999,
    7.000% 11/15/19                                      500               475
IL Clarendon Hills Residential Facilities,
  Churchill Estate,
  Series 1998-A:
    6.750% 3/1/24                                      1,050               979
    6.750% 3/1/31                                      1,365             1,266
IL Development Finance Authority,
  Care Institute, Inc.,
    8.250% 6/1/25                                      1,500             1,624
MN Roseville, Care Institute, Inc.,
  Series 1993,
    7.750% 11/1/23                                     1,630             1,524
NC Medical Care Commission,
  DePaul Community Facilities Project,
  Series 1999,
    7.625% 11/1/29 (f)                                 1,000             1,000


See notes to financial statements.

---------------------------------------------------------------------------
     INVESTMENT PORTFOLIO (CONTINUED)
---------------------------------------------------------------------------

November 30, 1999
(In thousands)


MUNICIPAL BONDS (CONTINUED)                            PAR              VALUE
--------------------------------------------------------------------------------
HOUSING (CONTINUED)
TX Bell County Health Facilities
  Development Corp., Care
  Institutions, Inc.,
    9.000% 11/1/24                                   $ 1,500          $  1,644
                                                                      --------
                                                                         9,754
                                                                      --------

MULTI-FAMILY (5.8%)
DE Wilmington,
  Electra Arms Senior Association Project,
    6.250% 6/1/28                                      1,000               883
GA Clayton County Housing Authority,
  Magnolia Park Apartments,
  Series 1999-A,
    6.250% 6/1/30                                        750               691
IL Chicago, Michigan Boulevard Garden
  Apartment Rehabilitation Project,
  Series 1985,
    12.000% 1/1/00                                        70                63
MN Washington County Housing &
  Redevelopment Authority,
  Cottages of Aspen, Series 1992,
    9.250% 6/1/22                                      1,060             1,124
MN White Bear Lake,
  Birch Lake Townhomes Project:
  Series 1989-A,
    10.250% 7/15/19                                    1,770             1,770
  Series 1989-B,
    (e) 7/15/19 (g)                                      664               199
NC Eastern Carolina Regional Housing
  Authority, New River
  Apartments-Jacksonville,
  Series 1994,
    8.250% 9/1/14                                      1,790             1,848
Resolution Trust Corp.,
  Pass Through Certificates,
  Series 1993-A,
    9.250% 12/1/16 (h)                                 4,248             4,284
SC Housing Finance and
  Development Multi-Family Housing
  Finance Revenue,
  Westbridge Apartments, Series A,
    9.500% 9/1/20                                      2,110             2,102
TN Franklin Industrial Development
  Board, Landings Apartment Project,
  Series 1996-B,
    8.750% 4/1/27                                        775               798
TX Galveston Health Facilities Center,
  Driftwood Apartments,
    8.000% 8/1/23                                      1,000             1,026

VA Alexandria Redevelopment &
  Housing Authority, Courthouse
  Commons Apartments,
  Series 1990-A,
    10.000% 1/1/21                                   $ 1,000          $    980
                                                                      --------
                                                                        15,768
                                                                      --------

SINGLE FAMILY (0.3%)
AK Housing Finance Corp.,
  Series 1996-A,
    6.050% 12/1/17 (b)                                   700               704
KY Kentucky Counties Single Family
  Mortgage Revenue,
  Class A,
    9.000% 9/1/16                                         30                30
                                                                      --------
                                                                           734
                                                                      --------
------------------------------------------------------------------------------

INDUSTRIAL (7.8%)
FOOD PRODUCTS (1.7%)
IN Hammond,
  American Maize Products Co.,
  Series 1994,
    8.000% 12/1/24                                     2,000             2,181
LA Port New Orleans Industrial
  Development,
  Continental Grain Co.,
  Series 1993,
    7.500% 7/1/13                                      1,000             1,001
LA Southern Louisiana Port Commission,
  Cargill, Inc. Project,
    5.850% 4/1/17                                        500               488
MI Strategic Fund,
  Michigan Sugar Co., Sebewaing Project,
  Series 1998-A,
    6.250% 11/1/15                                     1,000               932
                                                                      --------
                                                                         4,602
                                                                      --------

FOREST PRODUCTS (1.7%)
AL Courtland Industrial Development
  Board, Champion International Corp.,
  Series 1999,
    6.000% 8/1/29                                      2,000             1,833
GA Rockdale County Development
  Authority, Solid Waste Disposal,
  Visy Paper, Inc.,
  Series 1993,
    7.500% 1/1/26                                        800               832
SC Darlington County,
  Industrial Development Authority,
  Sonoco Products Co. Project,
    6.125% 6/1/25                                      2,000             1,945
                                                                      --------
                                                                         4,610
                                                                      --------

See notes to financial statements.

---------------------------------------------------------------------------
     INVESTMENT PORTFOLIO (CONTINUED)
---------------------------------------------------------------------------

MUNICIPAL BONDS (CONTINUED)                            PAR              VALUE
--------------------------------------------------------------------------------
MANUFACTURING (2.3%)
IL Development Finance Authority,
  Armstrong World Industries, Inc.
  Project,
    5.950% 12/1/24                                   $ 1,000          $    950
IL Will-Kankakee Regional
  Development Authority, Flanders
  Corp./Precisionaire Project,
  Series 1997,
    6.500% 12/15/17                                      950               936
MA Industrial Finance Agency,
  House of Bianchi, Inc.,
    8.750% 6/1/18                                        235               227
MN Brooklyn Park, TL Systems Corp.,
  Series 1991,
    10.000% 9/1/16                                       755               868
NV Henderson Public Improvement
  Trust, Dongsung America Co., Inc.,
  Series 1998,
    7.000% 11/1/10 (c)                                   287               237
TX Trinity River Authority,
  Texas Instruments Project,
  Series 1996,
    6.200% 3/1/20                                        750               742
VA Halifax County Industrial
  Development, Craddock-Terry, Inc.,
  Series 1989,
    10.000% 12/1/19 (c)                                  256                23
VA Pittsylvania County Industrial
  Development, Craddock-Terry, Inc.,
  Series 1989,
    10.000% 12/01/19 (c)                                 120                24
VA Prince Edward County Industrial
  Development,
  Craddock-Terry, Inc.,
  Series 1989,
    10.000% 12/1/19 (c)                                  750               262
VA Small Business Financing
  Authority, Dongsung America,
  Series 1998,
    7.250% 11/1/15 (c)                                   156               129
WA Pilchuck Public Development Corp.,
  Goodrich (B.F.) Co. Tramco, Inc. Project,
  Series 1993,
    6.000% 8/1/23                                      2,000             1,839
                                                                      --------
                                                                         6,237
                                                                      --------

METALS & MINING (0.4%)
NV Department of Business
  & Industry, Wheeling-Pittsburgh
  Steel Corp.,
  Series 1999-A,
    8.000% 9/1/14                                    $   250          $    242
VA Greensville County Industrial
  Development Authority, Wheeling Steel,
  Series 1999-A:
    6.375% 4/1/04                                         75                73
    7.000% 4/1/14                                        375               349
VA Peninsula Ports Authority,
  Ziegler Coal,
  Series 1997,
    6.900% 5/2/22                                        500               440
                                                                      --------
                                                                         1,104
                                                                      --------
OIL AND GAS (1.7%)
NY Energy Research &
  Development Authority, Central
  Hudson Gas & Electric Corp.,
  Series 1999,
    5.450% 8/1/27                                      3,500             3,250
WA Pierce County Economic
  Development Corp.,
  Occidental Petroleum Co.,
    5.800% 9/1/29                                      1,500             1,322
                                                                      --------
                                                                         4,572
                                                                      --------
------------------------------------------------------------------------------

OTHER (9.3%)
OTHER (0.2%)
MD Baltimore,
  Park Charles Project,
  Series 1986,
    8.000% 1/1/10                                        690               721
                                                                      --------

POOL/BOND BANK (0.7%)
IN Indianapolis Local Public
  Improvement Bond Bank,
  Series 1999-E,
    5.750% 2/1/29                                      2,000             1,884
                                                                      --------

REFUNDED/ESCROWED (I) (8.4%)
CA San Joaquin Hills Transportation
  Corridor Agency,
  Series 1993,
    (e) 1/1/25 (b)                                    10,000             2,226
FL Clearwater Housing Authority,
  Hampton Apartments,
  Series 1994,
    8.250% 5/1/24                                      2,500             2,881
ID Health Facilities Authority,
  IHC Hospitals, Inc.,
    6.650% 2/15/21                                     2,750             3,004


See notes to financial statements.

---------------------------------------------------------------------------
     INVESTMENT PORTFOLIO (CONTINUED)
---------------------------------------------------------------------------

November 30, 1999
(In thousands)


MUNICIPAL BONDS (CONTINUED)                            PAR              VALUE
--------------------------------------------------------------------------------
REFUNDED/ESCROWED (CONTINUED)
IL Health Facilities Authority,
  Edgewater Medical Center,
  Series A,
    9.250% 7/1/24 (b)                                $ 2,210          $  2,608
MA Boston,
  St. Joseph Nursing Care Center, Inc.,
  Series 1990,
    10.000% 1/1/20                                     1,890             1,955
MA Health & Educational
  Facilities Authority,
  Corp. for Independent Living,
    8.100% 7/1/18                                        670               760
MA Industrial Finance Agency,
  Series 1990,
    9.000% 10/1/20                                       905               956
MN Mille Lacs Capital Improvement
  Authority, Mille Lacs
  Band of Chippewa,
  Series 1992-A,
    9.250% 11/1/12                                       975             1,124
NC Lincoln County,
  Lincoln County Hospital,
    9.000% 5/1/07                                        430               488
PA Delaware County Authority,
  Southeastern Pennsylvania Obligated
  Group,
  Series 1996:
    6.000% 12/15/16 (b)                                1,400             1,437
    6.000% 12/15/26 (b)                                  500               502
PA Montgomery County Industrial
  Development Authority,
  Assisted Living Facility,
  Series 1993-A,
    8.250% 5/1/23                                        790               876
SD Student Loan Finance Corp.,
  Series 1996-1E,
    6.550% 8/1/20                                      2,000             2,123
TN Shelby County, Health, Education,
  & Housing Facilities Board,
  Open Arms Development Center:
  Series 1992-A,
    9.750% 8/1/19                                        500               649
  Series 1992-C,
    9.750% 8/1/19                                        510               662
WA Health Care Facilities Authority,
  Grays Harbor Community Hospital,
  Series 1993,
    7.200% 7/1/03                                        330               340
                                                                      --------
                                                                        22,591
                                                                      --------

OTHER REVENUE (1.7%)
HOTELS (0.7%)
PA Philadelphia Authority for
  Industrial Development,
  Doubletree Project,
    6.500% 10/1/27                                   $ 2,000          $  1,953
                                                                      --------

RECREATION (0.4%)
NM Red River Sports Facility,
  Red River Ski Area Project,
  Series 1998,
    6.450% 6/1/07                                        930               896
                                                                      --------

RETAIL (0.6%)
NJ Economic Development Authority,
  Glimcher Properties L.P. Project,
    6.000% 11/1/28                                     1,000               909
OH Lake County,
  North Madison Properties,
  Series 1993,
    8.819% 9/1/11                                        710               780
                                                                      --------
                                                                         1,689
                                                                      --------
------------------------------------------------------------------------------

RESOURCE RECOVERY (2.1%)
DISPOSAL (1.4%)
CT Development Authority,
  Sewer Sludge Disposal Facilities,
  NETCO New Haven,
   Series 1996,
    8.250% 12/1/06                                     1,045             1,153
MA Boston Industrial Development
   Finance Authority,
   Jet-A-Way, Inc.,
    10.500% 1/1/11                                       900               959
MA Industrial Finance Agency:
  Massachusetts Environmental Services,
  Series 1994-A,
    8.750% 11/1/21                                       975               780
  Peabody Monofill Associates, Inc.,
  Series 1995,
    9.000% 9/1/05                                        925               975
                                                                      --------
                                                                         3,867
                                                                      --------

RESOURCE RECOVERY (0.7%)
MA Industrial Finance Agency,
   Ogden Haverhill Project,
   Series 1998-A,
    5.500% 12/1/13                                     1,000               922
PA Delaware County Industrial
   Development Authority,
   Series A,
    6.200% 7/1/19                                      1,000               912
                                                                      --------
                                                                         1,834
                                                                      --------

See notes to financial statements.

---------------------------------------------------------------------------
     INVESTMENT PORTFOLIO (CONTINUED)
---------------------------------------------------------------------------

MUNICIPAL BONDS (CONTINUED)                            PAR              VALUE
TAX-BACKED (10.6%)
LOCAL APPROPRIATED (0.4%)
CA Compton
  Center Project,
    5.500% 9/1/15                                    $ 1,000          $    941
                                                                      --------

LOCAL GENERAL OBLIGATIONS (0.9%)
LA New Orleans,
  Series 1991,
    (e) 9/1/15 (b)                                     4,000             1,598
TX Irving Independent School District,
  Series 1997:
    (e) 2/15/15 (b)                                    1,500               615
    (e) 2/15/16 (b)                                    1,000               382
                                                                      --------
                                                                         2,595
                                                                      --------

SPECIAL NON-PROPERTY TAX (5.6%)
IL Metropolitan Pier & Exposition
  Authority:
  McCormick Project:
    (e) 6/15/14 (b)                                    5,000             2,162
    (e) 6/15/15 (b)                                    3,000             1,206
  Series 1996-A,
    (e) 12/15/13 (b)                                   5,000             2,256
IL Development Finance Authority,
  City of Marion Project,
  Series 1991,
    9.625% 9/15/21                                     1,425             1,069
NY New York City Transitional
  Finance Authority,
  Series 1999-C,
    5.000% 5/1/29                                      9,985             8,527
                                                                      --------
                                                                        15,220
                                                                      --------

SPECIAL PROPERTY TAX (2.4%)
CA Orange County Community
  Facilities District, Ladera Ranch,
  Series 1999-A,
    6.500% 8/15/21                                     1,000               985
CA Poway Community Facilities District,
  No. 88-1 Parkway Business Center,
  Series 1998,
    6.750% 8/15/15                                       575               596
CA Riverside County Public
  Financing Authority,
  Redevelopment Projects,
 Series A,
    5.500% 10/1/22                                       650               576
CA Yorba Linda Redevelopment Agency,
  Series 1998-A,
    (e) 9/1/24 (b)                                     1,325               296

FL Heritage Springs Community
  Development District,
   Series 1999-B,
    6.250% 5/1/05                                    $ 1,000          $    996
FL Lexington Oaks Community
  Development District,
   Series 1998-A,
    6.125% 5/1/19                                        800               767
FL Northern Palm Beach County
   Improvement District,
   Series 1999,
    5.900% 8/1/19                                        500               474
FL Orlando,
   Conroy Road Interchange Project,
   Series 1998-A:
    5.500% 5/1/10                                        125               120
    5.800% 5/1/26                                        500               454
FL Stoneybrook Community
  Development District:
   Series 1998-A,
    6.100% 5/1/19                                        250               238
   Series 1998-B,
    5.700% 5/1/08                                        930               903
                                                                      --------
                                                                         6,405
                                                                      --------

STATE GENERAL OBLIGATIONS (1.3%)
WA State,
   Series 1999-B,
    5.000% 1/1/24                                      4,000             3,484
                                                                      --------
------------------------------------------------------------------------------

TRANSPORTATION (7.7%)
AIR TRANSPORTATION (2.6%)
IN Indianapolis Airport Authority,
   Federal Express Corp.,
   Series 1994,
    7.100% 1/15/17                                     2,000             2,115
IN Indianapolis Airport Authority,
   United Airlines Project,
   Series A,
    6.500% 11/15/31                                    1,000               959
KY Kenton County Airport Board,
   Delta Airlines, Inc.,
   Series 1992-A,
    7.500% 2/1/20                                      2,500             2,620
PA Philadelphia Authority for Industrial
   Development, Aero Philadelphia LLC,
   Series 1999,
    5.250% 1/1/09                                        500               467

See notes to financial statements.

---------------------------------------------------------------------------
     INVESTMENT PORTFOLIO (CONTINUED)
---------------------------------------------------------------------------

November 30, 1999
(In thousands)


MUNICIPAL BONDS (CONTINUED)                            PAR              VALUE
--------------------------------------------------------------------------------
AIR TRANSPORTATION (CONTINUED)
TX Alliance Airport Authority,
  Federal Express Corp.,
  Series 1996,
    6.375% 4/1/21                                    $ 1,000          $    976
                                                                      --------
                                                                         7,137
                                                                      --------

AIRPORT (3.1%)
MI Wayne Charter County,
  Detroit Metropolitan Airport,
  Series 1998-A,
   5.000% 12/1/28                                     10,000             8,394
                                                                      --------

TOLL FACILITIES (2.0%)
CA San Joaquin Hills Transportation
  Corridor Agency,
  Series A,
   (e) 1/15/15                                         3,000             1,271
MA Turnpike Authority,
  Series 1999-A,
   5.000% 1/1/39 (b)                                   5,000             4,165
                                                                      --------
                                                                         5,436
                                                                      --------
------------------------------------------------------------------------------
UTILITY (15.7%)
INDEPENDENT POWER PRODUCER (2.9%)
NY Port Authority of New York & New Jersey,
  KIAC Partners,
  Series 1996-IV,
   6.750% 10/1/11                                      2,000             2,107
OH Water Development Authority,
  Bay Shore Power Project,
  Series 1998-A,
   5.875% 9/1/20                                       2,500             2,266
PA Economic Development
  Financing Authority,
  Colver Project,
  Series D:
   7.125% 12/1/15                                        500               530
   7.150% 12/1/18                                      2,750             2,873
                                                                      --------
                                                                         7,776
                                                                      --------
INVESTOR OWNED (3.3%)
AZ Pima County Industrial Develop-
  ment Authority, Tucson Electric Power Co.,
  Series A,
    6.100% 9/1/25                                        750               680
CT Development Authority,
  Connecticut Light & Power Co.,
  Series 1993-B,
   5.950% 9/1/28                                         300               273
IL Bryant Pollution Control Revenue,
  Central Illinois Light Co.,
  Series 1993,
   5.900% 8/1/23                                       2,000             1,883

LA Calcasieu Parish Industrial
  Development Board,
  Entergy Gulf States, Inc.,
  Series 1999,
   5.450% 7/1/10                                     $   500          $    472
LA West Feliciana Parish,
  Entergy Gulf States, Inc.,
  Series 1999-B,
   6.600% 9/1/28                                         500               485
MS Business Finance Corp.,
  Systems Energy Resources Project,
  Series 1998,
   5.875% 4/1/22                                       1,500             1,324
NM Farmington,
  San Juan Public Service Co. Project,
  Series D,
   6.375% 4/1/22                                       1,250             1,217
NV Clark County,
  Nevada Power Co.,
  Series 1997-A,
   5.900% 11/1/32                                      3,000             2,636
                                                                      --------
                                                                         8,970
                                                                      --------


MUNICIPAL ELECTRIC (1.5%)
TX Austin, Series 1994:
   (e) 5/15/17 (b)                                     6,600             2,320
   (e) 5/15/18 (b)                                     5,000             1,640
                                                                      --------
                                                                         3,960
                                                                      --------

WATER & SEWER (8.0%)
CA Castaic Lake Water Agency,
  Series 1999 A:
   (e) 8/1/25 (b)                                     10,445             2,195
   (e) 8/1/26 (b)                                     10,445             2,066
GA Atlanta,
  Series 1999-A,
   5.000% 11/1/38                                      7,500             6,268
LA Public Facility Belmont Water
  Authority,
   9.000% 3/15/24 (c)(j)                                 730               620
MA Water Resources Authority,
  Series 1997 D,
   5.000% 8/1/24 (b)                                  10,000             8,686
MS Five Lakes Utility District,
   8.250% 7/15/24                                        500               400
TX Houston Water & Sewer System,
  Series C,
   (e) 12/1/12 (b)                                     3,000             1,454
                                                                      --------
                                                                        21,689
                                                                      --------

TOTAL MUNICIPAL BONDS
(cost of $279,096) (k)                                                 263,480
                                                                      --------

See notes to financial statements.

---------------------------------------------------------------------------
     INVESTMENT PORTFOLIO (CONTINUED)
---------------------------------------------------------------------------


SHORT-TERM OBLIGATIONS (1.0%)                          PAR              VALUE
------------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES(l)
GA Richmond County Development Authority,
  Monsanto Co.,
  Series 1998,
   3.900% 6/1/21                                     $   500          $    500
IA Finance Authority,
  Burlington Medical Center,
  Series 1997,
   3.950% 6/1/27                                         500               500
IN Hospital Equipment
  Finance Authority,
  Series A,
   3.900% 12/1/15                                        500               500
MI Farmington Hills Hospital
  Finance Authority,
  Botsford General Hospital,
  Series 1991-B,
   3.750% 2/15/16                                        100               100
MI Flint Hospital Building Authority,
  Hurley Medical Center,
  Series 1995-B,
   3.900% 7/1/15                                         100               100
NY New York City Municipal Water
  Finance Authority,
  Series 1994-G,
   3.600% 6/15/24                                        900               900
                                                                      --------
                                                                         2,600
                                                                      --------

OTHER ASSETS & LIABILITIES, NET (1.5%)                                   4,022
                                                                      --------
NET ASSETS (100.0%)                                                   $270,102
                                                                      --------


NOTES TO INVESTMENT PORTFOLIO:

(a) This is a restricted security which was acquired on August 21, 1998 and August 31, 1998 at an aggregate cost of $1,180. This security represents 0.4% of the Trust's net assets as of November 30, 1999.
(b) These securities, or a portion thereof, with a total market value of $40,824, are being used to collateralize the delayed delivery purchases indicated in note (f) below and open futures contracts.
(c) This issuer is in default of certain debt covenants. Income is not being accrued.
(d)  Rounds to less than one.
(e)  Zero coupon bond.
(f) This security has been purchased on a delayed delivery basis for settlement at a future date beyond the customary settlement date.
(g) Accrued interest accumulates in the value of the security and is payable at redemption. The value of this security represents fair value as determined under procedures approved by the Trustees.
(h) This security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 1999, the value of this security amounted to $4,284 or 1.6% of net assets.
(i) The Trust has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of the interest and principal.
(j) This is a restricted security which was acquired on March 22, 1994 at a cost of $730. This security represents 0.2% of the Trust's net assets as of November 30, 1999.
(k)  Cost for federal income tax purposes is $279,148.
(l) Variable rate demand notes are considered short-term obligations. Interest rates change periodically on specified dates. These securities are payable on demand and are secured by either letters of credit or other credit support agreements from banks. The rates listed are as of November 30, 1999.

Short futures contracts open at November 30, 1999:


                      Par value                       Unrealized
                      covered by    Expiration       appreciation
       Type           contracts        month         at 11/30/99
     ------------------------------------------------------------
     Treasury          $36,400         March            $76

See notes to financial statements.

---------------------------------------------------------------------------
     STATEMENT OF ASSETS AND LIABILITIES
---------------------------------------------------------------------------


November 30, 1999
(In thousands except for per share amount)


ASSETS
Investments at value (cost $279,096)                            $263,480
Short-term obligations                                             2,600
                                                                --------
                                                                 266,080
Receivable for:
  Interest                                        $4,984
  Investments sold                                 1,385
Other                                                 96           6,465
                                                  ------        --------
  Total Assets                                                   272,545

LIABILITIES
Payable for:
  Distributions - common shares                    1,009
  Distributions - preferred shares                    20
  Investments purchased                            1,000
  Variation margin on futures                        125
Accrued:
  Deferred Trustees fees                               5
Other                                                284
                                                  ------
  Total Liabilities                                                2,443
                                                                --------
NET ASSETS                                                      $270,102
                                                                ========

COMPOSITION OF NET ASSETS
Auction Preferred shares (4 shares issued
  and outstanding at $25,000 per share)                         $ 90,000
Capital paid in - common shares                                  237,374
Overdistributed net investment income                             (1,088)
Accumulated net realized loss                                    (40,644)
Net unrealized appreciation (depreciation) on:
  Investments                                                    (15,616)
  Open futures contracts                                              76
                                                                --------
                                                                $270,102
                                                                --------
Net Assets at value for 27,645 common shares
  of beneficial interest outstanding                            $180,082
                                                                --------
Net Asset value per common share                                $   6.51
                                                                --------
Net Assets at value including undeclared
   dividends for 4 preferred shares outstanding                 $ 90,020
                                                                --------

---------------------------------------------------------------------------
     Statement of Operations
---------------------------------------------------------------------------

For the year ended November 30, 1999
(In thousands)

INVESTMENT INCOME
Interest                                                        $ 14,891

EXPENSES
Management fee                                   $ 1,519
Transfer agent fee                                   152
Bookkeeping fee                                       61
Trustees fee                                          19
Custodian fee                                          5
Audit fee                                             70
Legal fee                                            119
Reports to shareholders                               25
Preferred share remarketing commissions               82
Other                                                113           2,165
                                                 -------        --------
  Net Investment Income                                           12,726
                                                                --------

NET REALIZED & UNREALIZED GAIN (LOSS) ON
PORTFOLIO POSITIONS
Net realized loss                                                 (3,197)
Net change in unrealized
  appreciation/depreciation during
      the period on:
  Investments                                    (23,775)
  Open futures contracts                              81
                                                 -------

      Net change in unrealized
          appreciation/depreciation                              (23,694)
                                                                --------
            Net Loss                                             (26,891)
                                                                --------
Decrease in Net Assets from Operations                          $(14,165)
                                                                ========

See notes to financial statements.

---------------------------------------------------------------------------
     STATEMENT OF CHANGES IN NET ASSETS
---------------------------------------------------------------------------

(In thousands)


                                                Years Ended November 30,
                                                1999                1998
-------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income                        $ 12,726            $ 12,907
Net realized gain (loss)                       (3,197)              4,942
Net change in unrealized appreciation/
  depreciation                                (23,694)                 26
                                             --------            --------
    Net Increase (Decrease) from
      Operations                              (14,165)             17,875
Distributions:
From net investment income --
  common shares                               (11,561)            (13,417)
From net investment income --
  preferred shares                             (1,165)                 --
In excess of net investment income --
  common shares                                (1,096)               (124)
                                             --------            --------
                                              (27,987)              4,334
Fund Share Transactions:
Preferred share offering
  (net of $1,265 offering costs)               88,735                  --
Value of distributions reinvested --
   common shares                                  423               1,064
                                             --------            --------
  Total Increase                               61,171               5,398
NET ASSETS
Beginning of period                           208,931             203,533
                                             --------            --------
End of period (net of overdistributed
  net investment income of $1,088
    and $96, respectively)                   $270,102            $208,931
                                             ========            ========
NUMBER OF FUND SHARES
Common:
Issued for distributions reinvested                55                 141
Outstanding at
  Beginning of period                          27,590              27,449
                                             --------            --------
  End of period                                27,645              27,590
                                             --------            --------
Preferred:
Issued in initial offering                          4                  --
Outstanding at
  Beginning of period                              --                  --
                                             --------            --------
  End of period                                     4                  --
                                             --------            --------


See notes to financial statements.

---------------------------------------------------------------------------
     NOTES TO FINANCIAL STATEMENTS
---------------------------------------------------------------------------

November 30, 1999

NOTE 1. ACCOUNTING POLICIES

ORGANIZATION:

Colonial Municipal Income Trust (the Trust) is a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended, as a diversified closed-end management investment company. The Trust's primary investment objective is to provide high current income, generally exempt from federal income taxes, by investing primarily in medium- and lower-quality municipal securities. The Trust's secondary objective is to preserve its capital. The trust authorized an unlimited number of common shares.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies that are consistently followed by the Trust in the preparation of its financial statements.

SECURITY VALUATION AND TRANSACTIONS:

Debt securities generally are valued by a pricing service based upon market transactions for normal, institutional-size trading units of similar securities. When management deems it appropriate, an over-the-counter or exchange bid quotation is used.

Futures contracts are valued based on the difference between the last sale price and the opening price of the contract.

Options are valued at the last reported sale price, or in the absence of a sale, the mean between the last quoted bid and asking price.

Short-term obligations with a maturity of 60 days or less are valued at amortized cost.

Portfolio positions for which market quotations are not readily available are valued at fair value under procedures approved by the Trustees.

Security transactions are accounted for on the date the securities are purchased, sold or mature.

Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

The Trust may trade securities on other than normal settlement terms. This may increase the risk if the other party to the transaction fails to deliver and causes the Trust to subsequently invest at less advantageous prices.

FEDERAL INCOME TAXES:

Consistent with the Trust's policy to qualify as a regulated investment company and to distribute all of its taxable and tax-exempt income, no federal income tax has been accrued.

INTEREST INCOME, DEBT DISCOUNT AND PREMIUM:

Interest income is recorded on the accrual basis. Original issue discount is accreted to interest income over the life of a security with a corresponding increase in the cost basis; market discount is not accreted. Premium is amortized against interest income with a corresponding decrease in the cost basis.

DISTRIBUTIONS TO SHAREHOLDERS:

Distributions to common and preferred shareholders are recorded on the ex-date.

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the Trust's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

Distributions to preferred shareholders are recorded daily and are payable at the end of each dividend period. Each dividend payment period for the Auction Preferred Shares (APS)is generally seven days. The applicable dividend rate for the Auction Preferred Shares on November 30, 1999 was 4.10%. For the year ended November 30, 1999, the Trust paid dividends to Auction Preferred shareholders amounting to $1,165,167 representing an average APS dividend rate for such period of 3.55%.

NOTE 2. FEES AND COMPENSATION PAID TO AFFILIATES

MANAGEMENT FEE:

Colonial Management Associates, Inc. (the Advisor) is the investment Advisor of the Trust and furnishes accounting and other services and office facilities for a monthly fee equal to 0.65% annually of the Trust's average weekly net assets.

BOOKKEEPING FEE:

The Advisor provides bookkeeping and pricing services for $18,000 per year plus 0.0233% annually of the Trust's average net assets over $50 million.

OTHER:

The Trust pays no compensation to its officers, all of whom are employees of the Advisor.

The Trust's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Trust's assets.

NOTE 3. PORTFOLIO INFORMATION

INVESTMENT ACTIVITY:

During the year ended November 30, 1999, purchases and sales of investments, other than short-term obligations, were $131,286,918, and $46,918,751, respectively.

---------------------------------------------------------------------------
     NOTES TO FINANCIAL STATEMENTS (CONTINUED)
---------------------------------------------------------------------------

November 30, 1999

Unrealized appreciation (depreciation) at November 30, 1999, based on cost of investments for federal income tax purposes was approximately:

Gross unrealized appreciation                    $  4,941,000
Gross unrealized depreciation                     (20,609,000)
                                                 ------------
  Net unrealized depreciation                    $(15,668,000)
                                                 ============

CAPITAL LOSS CARRYFORWARDS:

At November 30, 1999, capital loss carryforwards available (to the extent provided in regulations) to offset future realized gains were approximately as follows:

YEAR OF EXPIRATION                          CAPITAL LOSS CARRYFORWARD
---------------------------------------------------------------------
       2000                                        $ 9,102,000
       2001                                          7,979,000
       2002                                          5,301,000
       2003                                          7,499,000
       2004                                              4,000
       2005                                          7,197,000
       2007                                          3,491,000
                                                   -----------
                                                   $40,573,000
                                                   ===========

Expired capital loss carryforwards, if any, are recorded as a reduction of capital paid in.

To the extent loss carryforwards are used to offset any future realized gains, it is unlikely that such gains would be distributed since they may be taxable to shareholders as ordinary income.

OTHER:

There are certain risks arising from geographic concentration in any state. Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

The Trust may focus its investments in certain industries, subjecting it to greater risk than a trust that is more diversified.

The Trust may purchase or sell municipal and Treasury bond futures contracts and purchase and write options on futures. The Trust will invest in these instruments to hedge against the effects of changes in the value of portfolio securities due to anticipated changes in interest rates and/or market conditions, for duration management, or when the transactions are economically appropriate to the reduction of risk inherent in the management of the Trust and not for trading purposes. The use of futures contracts and options involves certain risks which include (1) imperfect correlation between the price movement of the instruments and underlying securities, (2) inability to close out a position due to different trading hours, or the temporary absence of a liquid market for either the instrument or the underlying securities or (3) an inaccurate prediction by the Advisor of the future direction of interest rates. Any of these risks may involve amounts exceeding the variation margin recorded in the Trust's Statement of Assets and Liabilities at any given time.

PREFERRED SHARE OFFERING:

On July 20, 1999, the Trust offered and currently has outstanding 3,600 Auction Preferred Shares. The Auction Preferred Shares are redeemable at the option of the Trust on any dividend payment date at the redemption price of $25,000 per share, plus an amount equal to any dividends accumulated on a daily basis unpaid through the redemption date (whether or not such dividends have been declared). Total proceeds of $88,735,000, net of underwriting and offering costs, were received upon the offering.

Costs incurred by the Trust in connection with the offering of the Auction Preferred Shares totaling $1,264,690 were recorded as a reduction of capital paid in excess of par applicable to common shares.

Under the Investment Company Act of 1940, the Trust is required to maintain asset coverage of at least 200% with respect to the Auction Preferred Shares as of the last business day of each month in which any Auction Preferred Shares are outstanding. Additionally, the Trust is required to meet more stringent asset coverage requirements under the terms of the Auction Preferred Shares and in accordance with the guidelines prescribed by the rating agencies. Should these requirements not be met, or should dividends accrued on the Auction Preferred Shares not be paid, the Trust may be restricted in its ability to declare dividends to common shareholders or may be required to redeem certain of the Auction Preferred Shares. At November 30, 1999 there were no such restrictions on the Trust.

---------------------------------------------------------------------------
     FINANCIAL HIGHLIGHTS
---------------------------------------------------------------------------

Selected per share data, total return, ratios and supplemental data throughout each period are as follows (common shares unless otherwise noted):


                                                                                YEARS ENDED NOVEMBER 30
                                                          1999            1998            1997            1996            1995
--------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD                    $  7.570        $  7.410        $  7.410        $  7.480        $  7.150
INCOME FROM INVESTMENT OPERATIONS:                      --------        --------        --------        --------        --------
Net investment income                                      0.460           0.469           0.509           0.508           0.547
Offering costs                                            (0.046)
Net realized and unrealized gain (loss)                   (0.974)          0.183          (0.002)         (0.068)          0.335
                                                        --------        --------        --------        --------        --------
   Total from Investment Operations                       (0.560)          0.652           0.507           0.440           0.882
                                                        --------        --------        --------        --------        --------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income -- common shares               (0.418)         (0.487)         (0.507)         (0.510)         (0.552)
From net investment income -- preferred shares            (0.042)             --              --              --              --
In excess of net investment income -- common shares       (0.040)         (0.005)             --              --              --
                                                        --------        --------        --------        --------        --------
Total Distributions Declared to Shareholders              (0.500)         (0.492)         (0.507)         (0.510)         (0.552)
                                                        ========        ========        ========        ========        ========
NET ASSET VALUE, END OF PERIOD                          $  6.510        $  7.570        $  7.410        $  7.410        $  7.480
                                                        ========        ========        ========        ========        ========
Market price per share -- End of period                 $  5.750        $  8.125        $  7.560        $  7.250        $  6.750
                                                        ========        ========        ========        ========        ========
Total return -- based on market value (a)                 (24.33)%         14.57%          11.67%          15.36%           8.04%
                                                        ========        ========        ========        ========        ========
RATIOS TO AVERAGE NET ASSETS
Expenses (b)                                                1.08%(c)        0.82%           0.86%           0.91%           0.98%
Net investment income (b)                                   5.78%(c)        6.20%           6.83%           6.87%           7.47%
Portfolio turnover                                            20%             34%             15%             22%             24%
Net assets at end of period (000) -- Total Fund         $270,102        $208,931        $203,533        $202,793        $204,666

(a)Total return at market value assuming all distributions reinvested and excluding brokerage commissions.
(b)The benefits derived from custody credits and directed brokerage arrangements had no impact.
(c)Ratios reflect net assets available to common shares only; net investment income ratio also reflects reduction for dividend payments to preferred shareholders.
--------------------------------------------------------------------------------
1999 Federal income tax information (unaudited)
99.7% of the distributions will be treated as exempt income for federal income tax purposes.
--------------------------------------------------------------------------------

---------------------------------------------------------------------------
     REPORT OF INDEPENDENT ACCOUNTANTS
---------------------------------------------------------------------------




TO THE SHAREHOLDERS AND THE TRUSTEES OF COLONIAL MUNICIPAL INCOME TRUST

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Colonial Municipal Income Trust at November 30, 1999, the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and the financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of portfolio positions at November 30, 1999 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.





PricewaterhouseCoopers LLP
Boston, Massachusetts
January 12, 2000

DIVIDEND REINVESTMENT PLAN

As a shareholder in the Trust you are eligible to participate in the Dividend Reinvestment Plan. The Trust generally distributes net investment income monthly and capital gains annually. Under the Trust's Dividend Reinvestment and Cash Purchase Plan (the "Plan") shareholders may elect to have all distributions reinvested automatically in additional shares of the Trust. Shareholders not making such election will receive all distributions in cash paid by check mailed directly to the record holder by the dividend paying agent.

Shareholders participating in the Plan will receive distributions in the form of shares of the Trust. If the market price of the shares on the distribution payment date is equal to or greater than the net asset value, Plan participants will be issued shares at the higher of net asset value or 95% of the market price. For shares issued at a discount from market value, the difference between market value and issue price may represent taxable income at the time of issuance. Any portion of the discount includable in income will increase the basis of the shares issued. If net asset value exceeds the market price, or the distribution is payable only in cash, shares will be bought in the open market for the accounts of Plan participants. If the market price surpasses the net asset value before such purchasing is completed, the average per share price paid may exceed the net asset value of the shares, resulting in the acquisition of fewer shares than if the distribution had been in newly-issued shares.

Participants in the Plan have the option of making additional cash payments to the Plan administrator semiannually, for investment in the Trust's shares. Such payments may be made in any amount from $100 to $500. The administrator will use all funds received from participants (as well as any dividends and distributions received in cash) to purchase Trust shares in the open market semiannually. Interest will not be paid on any uninvested cash payments. Please refer to the Dividend Reinvestment and Cash Purchase Plan pamphlet for further details.

All Plan accounts receive monthly written confirmations of all transactions. Shares purchased under the Plan are ordinarily held in uncertified form, although participants have the right to receive certificates for whole shares issued to them.

Each shareholder's proxy includes shares purchased pursuant to the Plan. The automatic reinvestment of distributions does not relieve participants of any income tax payable on the distributions. Participants may recognize capital gain or ordinary income for federal income tax purposes in an amount equal to the market value of shares received under the Plan.

Fees and expenses of the Plan other than brokerage charges will be paid by the Trust. No brokerage charges are incurred on shares issued directly by the Trust. Participants bear a pro-rata share of brokerage charges incurred on open market purchases.

A Plan participant may terminate his or her participation by written notice to the Plan agent. The Plan may be amended or terminated on 30 days written notice to the Plan participants. Upon withdrawal by any participant or any termination of the Plan, certificates for whole shares will be issued and cash payments will be made for any fractional shares. All correspondence concerning the Plan should be directed to State Street Bank and Trust Company, the Trust's dividend disbursing agent and administrator of the Plan, at P.O. Box 8200, Boston, Massachusetts 02266-8200.

IMPORTANT INFORMATION ABOUT THIS REPORT


The Transfer Agent for Colonial Municipal Income Trust is:
State Street Bank and Trust Company
P.O. Box 8200
Boston, MA 02266-8200
1-800-426-5523

Colonial Municipal Income Trust mails one shareholder report to each shareholder address. If you would like more than one report, please call 1-800-426-3750 and additional reports will be sent to you.

This report has been prepared for shareholders of Colonial Municipal Income
Trust.

                                                         SHR-43/246A-0100(01/00)

TRUSTEES


--------------------------------------------------------------------------------

TOM BLEASDALE
Retired (formerly Chairman of the Board and Chief Executive Officer, Shore Bank & Trust Company)

JOHN V. CARBERRY
Senior Vice President of Liberty Financial Companies, Inc. (formerly Managing Director, Salomon Brothers)

LORA S. COLLINS
Attorney (formerly Attorney, Kramer, Levin, Naftalis & Frankel)

JAMES E. GRINNELL
Private Investor (formerly Senior Vice President-Operations, The Rockport
Company)

RICHARD W. LOWRY
Private Investor (formerly Chairman and Chief Executive Officer, U.S. Plywood Corporation)

SALVATORE MACERA
Private Investor (formerly Executive Vice President of Itek Corp. and President of Itek Optical & Electronic Industries, Inc.)

WILLIAM E. MAYER
Partner, Development Capital, LLC (formerly Dean, College of Business and Management, University of Maryland; Dean, Simon Graduate School of Business, University of Rochester; Chairman and Chief Executive Officer, CS First Boston Merchant Bank; and President and Chief Executive Officer, The First Boston Corporation)

JAMES L. MOODY, JR.
Retired (formerly Chairman of the Board, Chief Executive Officer and Director Hannaford Bros. Co.)

JOHN J. NEUHAUSER
Academic Vice President and Dean of Faculties, Boston College (former Dean, Boston College School of Management)

THOMAS E. STITZEL
Professor of Finance, College of Business, Boise State University; Business Consultant and Author

ROBERT L. SULLIVAN
Retired Partner, KPMG LLP (formerly Management Consultant, Saatchi and Saatchi Consulting Ltd. and Principal and International Practice Director, Management Consulting, Peat Marwick Main & Co.)

ANNE-LEE VERVILLE
Consultant (formerly General Manager, Global Education Industry, and President, Applications Solutions Division, IBM Corporation)
--------------------------------------------------------------------------------

---------------------------------------------------------------------------
     COLONIAL MUNICIPAL INCOME TRUST       ANNUAL REPORT
---------------------------------------------------------------------------


                                                            -------------
                                                              BULK RATE
                                                             U.S. POSTAGE
                                                                PAID
                                                            HOLLISTON, MA
                                                            PERMIT NO. 20
                                                            -------------



                                                    IT-02/263I-1199(1/00)99/1608